Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Transactions Between Related Parties
b.	Contribution of related party

	For the Year Ended December 31
Relationship and Name of Related Party	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)
Substantial related party
ASE Cultural and Educational Foundation	$100,000	$—	$10,000	$360
ASE Environmental Protection and Sustainability Foundation	—	100,000	100,000	3,605

	$100,000	$100,000	$110,000	$3,965

Summary of Compensation to Key Management Personnel

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,027,191	$1,264,980	$1,744,903	$62,902
Post-employment benefits	2,208	2,007	3,505	126
Share-based payments	134,544	153,774	163,697	5,901

	$1,163,943	$1,420,761	$1,912,105	$68,929